Retirement benefits	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Retirement Benefits	Retirement benefits
Retirement benefits are provided in most of the countries where Shell has operational activities. Shell offers these benefits through funded and unfunded defined benefit plans and defined contribution plans. The most significant pension plans are in the Netherlands, UK and USA.
Other post-employment benefits (OPEB) comprising retirement health care and life insurance are also provided in certain countries. The most significant OPEB plan is in the USA.

Financial position

	$ million
	Dec 31, 2022	Dec 31, 2021
Obligations	(73,481)	(107,336)
Plan assets	76,756	104,495
Asset ceilings	(371)	(13)
Surplus/(deficit)	2,904	(2,854)
Retirement benefits in the Consolidated Balance Sheet:
Non-current assets	10,200	8,471
Non-current liabilities:	(7,296)	(11,325)
Non-current liabilities - Pensions	(4,417)	(6,458)
Non-current liabilities - OPEB	(2,879)	(4,867)
Total	2,904	(2,854)
23. Retirement benefits continued

Retirement benefit expense

	$ million
	2022	2021	2020
Defined benefit plans:
Current service cost, net of plan participants’ contributions	1,100	1,385	1,359
Interest expense on defined pension benefit obligations	1,584	1,223	1,683
Interest income on plan assets	(1,732)	(1,160)	(1,657)
Interest expense on OPEB obligations	120	128	145
Current OPEB service cost	57	60	72
Other [A]	246	(343)	(174)
Total	1,375	1,293	1,428
Defined contribution plans	420	403	423
Total retirement benefit expense	1,795	1,696	1,851
[A]Mainly related to plan amendments and curtailments on pension and OPEB plans.
Retirement benefit expenses are presented principally within production and manufacturing expenses and selling, distribution and administrative expenses in the Consolidated Statement of Income. Interest income on plan assets is calculated using the same rate as that applied to the related defined benefit obligations for each plan to determine interest expense.

Remeasurements

	$ million
	2022	2021	2020
Actuarial gains/(losses) on obligations:
Due to changes in financial assumptions on pensions [A]	28,840	1,915	(9,500)
Due to changes in financial assumptions on OPEB [A]	527	59	(650)
Due to experience adjustments on pensions [B]	(2,956)	136	616
Due to experience adjustments on OPEB [B] [C]	1,480	322	188
Due to changes in demographic assumptions on pensions [D]	27	(320)	1,310
Due to changes in demographic assumptions on OPEB [D]	25	(111)	65
Total	27,943	2,001	(7,971)
Return on plan assets (shortage)/in excess of interest income	(20,612)	8,185	4,509
Other movements	(349)	5	7
Total remeasurements	6,982	10,191	(3,455)
[A]Mainly relates to changes in the discount rate and inflation assumptions.
[B]Experience adjustments arise from differences between the actuarial assumptions made in respect of the year and actual outcomes.
[C]Includes $782 million to reflect the impact of prescription drug rebates.
[D]Mainly relates to updates in mortality assumptions.
23. Retirement benefits continued
Defined benefit plan obligations

2022

	$ million, except where indicated
	Pension benefits				Other post-employment benefits
	The Netherlands	UK	USA	Rest of the world [A]	OPEB [B]	Total
At January 1	35,340	29,913	19,003	18,213	4,867	107,336
Current service cost	286	259	282	261	57	1,145
Interest expense	298	489	417	380	120	1,704
Actuarial gains	(8,806)	(9,793)	(3,730)	(3,582)	(2,032)	(27,943)
Benefit payments	(942)	(1,124)	(1,088)	(771)	(178)	(4,103)
Other movements	374	130	(91)	(154)	37	296
Currency translation differences	(1,942)	(2,083)	—	(937)	8	(4,954)
At December 31	24,608	17,791	14,793	13,410	2,879	73,481
Comprising:
Funded pension plans	24,608	17,474	13,925	11,258		67,265
Weighted average duration	17 years	15 years	12 years	13 years		15 years
Unfunded pension plans		317	868	2,152		3,337
Weighted average duration		15 years	9 years	12 years		11 years
Unfunded OPEB plans					2,879	2,879
Weighted average duration					14 years	14 years
[A]Includes pension plans in Germany ($3,477 million) and Canada ($3,482 million) as the largest pension plans in the rest of the world.
[B]Mainly related to post-retirement medical benefits in the USA.

2021

	$ million, except where indicated
	Pension benefits				Other post-employment benefits
	The Netherlands	UK	USA	Rest of the world [A]	OPEB [B]	Total
At January 1	37,268	32,269	20,367	20,520	5,368	115,792
Current service cost	377	323	339	339	60	1,438
Interest expense	155	376	357	335	128	1,351
Actuarial (gains)/losses	1,477	(1,418)	(695)	(1,095)	(270)	(2,001)
Benefit payments	(979)	(1,306)	(1,220)	(870)	(200)	(4,575)
Other movements	(27)	3	(145)	(167)	(187)	(523)
Currency translation differences	(2,931)	(334)	—	(849)	(32)	(4,146)
At December 31	35,340	29,913	19,003	18,213	4,867	107,336
Comprising:
Funded pension plans	35,340	29,440	17,874	15,341		97,995
Weighted average duration	19 years	19 years	12 years	17 years		18 years
Unfunded pension plans		473	1,129	2,872		4,474
Weighted average duration		18 years	9 years	14 years		13 years
Unfunded OPEB plans					4,867	4,867
Weighted average duration					14 years	14 years
[A]Includes pension plans in Germany ($4,988 million) and Canada ($4,740 million) as the largest pension plans in rest of the world.
[B]Mainly related to post-retirement medical benefits in the USA.
23. Retirement benefits continued
Defined benefit plan assets

2022

	$ million, except where indicated
	Pension benefits
	The Netherlands	UK	USA	Rest of the world [A]	Total
At January 1	37,096	33,720	18,055	15,624	104,495
Return on plan assets in excess of interest income	(6,576)	(8,682)	(3,523)	(1,831)	(20,612)
Interest income	314	552	406	460	1,732
Employer contributions	228	54	408	41	731
Plan participants’ contributions	11	16	—	5	32
Benefit payments	(942)	(1,124)	(1,088)	(735)	(3,889)
Other movements	(9)	150	(15)	(184)	(58)
Currency translation differences	(2,136)	(2,723)	—	(816)	(5,675)
At December 31	27,986	21,963	14,243	12,564	76,756
[A]Includes pension plans in Germany ($2,538 million) and Canada ($3,497 million) as the largest pension plans in the rest of the world.

2021

	$ million, except where indicated
	Pension benefits
	The Netherlands	UK	USA	Rest of the world [A]		Total
At January 1	37,673	32,193	17,046	15,766		102,678
Return on plan assets in excess of interest income	3,199	2,575	1,377	1,034		8,185
Interest income	158	376	308	318		1,160
Employer contributions	170	266	559	(58)	[B]	937
Plan participants’ contributions	13	19	—	7		39
Benefit payments	(979)	(1,306)	(1,220)	(821)		(4,326)
Other movements	(6)	(13)	(15)	(13)		(47)
Currency translation differences	(3,132)	(390)	—	(609)		(4,131)
At December 31	37,096	33,720	18,055	15,624		104,495
[A]Includes pension plans in Germany ($3,282 million) and Canada ($4,325 million) as the largest pension plans in the rest of world.
[B]Includes the netted amount of $294 million received from the captive structure in relation to the pension plans reinsured in rest of the world.

Type of pension assets

	2022	2021
Quoted in active markets:
Equities	13%	22%
Debt securities	70%	53%
Real estate	—%	1%
Other	1%	—%
Unquoted
Equities	13%	10%
Debt securities	2%	4%
Real estate	7%	6%
Investment funds	4%	3%
Debt repurchase agreements [A]	(14)%	—%
Cash	4%	1%
[A]'Debt repurchase agreements' are mainly related to UK member defined pension plans to fund liability-driven investments. In addition to these contracts, derivatives including interest rate and inflation swaps are used in the principal defined benefit plan in the Netherlands for liability matching strategies.
Employer contributions to funded defined benefit pension plans are based on actuarial valuations in accordance with local regulations and are estimated to be $836 million in 2023.
23. Retirement benefits continued
Characteristics of significant defined benefit and defined contribution plans and regulatory framework
The Netherlands
The principal defined benefit pension plan in the Netherlands is a funded career-averaged pension arrangement with retired employees drawing benefits as an annuity, with a surplus of $3,378 million reported as at December 31, 2022, (2021: $1,756 million surplus). Whilst the plan was closed to employees hired or rehired after July 1, 2013, it currently remains open for ongoing accrual for existing active members. 23% (2021: 26%) of the overall defined benefit liability in the Netherlands relates to active members. From July 1, 2013, onwards new employees in the Netherlands are entitled to membership of a defined contribution pension plan.
In line with Dutch regulations, the defined benefit pension plan has a joint Trustee Board with trustee representatives nominated by the Company, the Central Staff Council and retired members. The defined benefit pension plan also has an Accountability Council comprised of members nominated by the company, the Central Staff Council and retired members. Furthermore, there is a Supervisory Committee which includes external experts from the pension industry to oversee management, compliance and operations of the fund. The defined contribution pension plan has a one-tier Trustee Board with an independent chair, and trustee representatives nominated by the company and the Central Staff Council (currently no retired members in the fund to act as trustee) as well as two executive board members. The defined contribution fund also has an Accountability Council comprised of members nominated by the company and the Central Staff Council.
The Dutch House of Representatives approved a new regulatory framework for pensions in the Netherlands in December 2022. The regulatory framework for pensions is subject to approval by the Dutch Senate. The new regulation would have to be implemented by January 2027. When effective, these regulatory changes will have an impact on both the defined benefit pension plan and the defined contribution pension plan. As a consequence, such changes would have an impact on the Dutch pension plans which requires consent of the Central Staff Council.
UK
The three largest defined benefit pension plans for employees in the UK are funded final salary pension arrangements with retired employees mainly drawing benefits as an annuity with the option to take a portion as a lump sum. The three plans are separate and independent plans and cannot be netted against each other. In total, the plans reported a surplus of $4,172 million as at December 31, 2022 (2021: surplus of $3,807 million), which is after netting of unfunded plans of $317 million (2021: $473 million) which are reported as non-current liabilities on the balance sheet. All three plans were closed to new employees hired or rehired, however, two plans currently remain open for ongoing accrual for existing active members. 17% (2021: 20%) of the overall defined benefit liability in the UK relates to active members. From March 1, 2013, onwards new employees in the UK are entitled to membership of a defined contribution pension plan.
In line with UK regulations, the principal defined benefit pension plan is governed by a corporate trustee whose board is comprised of four trustee directors nominated by the company including the chair and four member-nominated trustee directors. The defined contribution pension plan is governed by a corporate trustee whose board is comprised of three company-nominated directors including the chair and two member-nominated trustee directors. The trustees are responsible for administering the plans in line with the Trust Deed and Regulations, including setting the investment strategy for the pension plans’ assets and paying member benefits, and are required to act in the best interests of the members of the pension plans.
USA
The principal defined benefit pension plan in the USA is a funded final average pay pension plan with a surplus of $318 million reported as at December 31, 2022 (2021: $182 million surplus). After retirement, all retirees can choose to draw their benefits as an annuity, whereas others also have the choice to take their benefit in a lump sum. There is also an unfunded defined benefit pension plan with a deficit of $868 million (2021: $1,129 million deficit). The benefits under this plan are taken primarily in a lump sum. In addition, the company provides a defined contribution benefit plan. The funded defined benefit, unfunded defined benefit, and together with Shell's defined contribution pension plans are subject to the provisions of the Employee Retirement Income Security Act (ERISA). 24% (2021: 24%) of the overall defined liability of the funded defined benefit plan in the USA relates to active members.
Both the funded defined benefit pension plan and the defined contribution pension plan are governed by trustees who are appointed by the Plan Sponsor and are named fiduciaries with respect to the plans. The trustees are generally responsible for investment-related matters, appointing the Plan Administrator, maintaining general oversight and deciding appeals of participants.
USA OPEB
The company also sponsors "other post-retirement employee benefits" (OPEB) mainly in the USA. The OPEB plans in the USA provide medical, dental, and vision benefits as well as life insurance benefits to eligible retired employees. The plans are unfunded, and the company and retirees share the costs with a deficit of $2,135 million reported as at December 31, 2022 (2021: $4,067 million deficit). The plan that provides post-retirement medical benefits in the USA is closed to employees hired or rehired on or after January 1, 2017. Certain life insurance benefits are paid by the company.
23. Retirement benefits continued
Significant funding requirements:
▪Additional contributions to the Dutch defined benefit pension plan would be required if the 12-month rolling average local funding percentage falls below 105% for six months or more. At the most recent (2022) funding valuation the local funding percentage was above this level.
▪There are no set minimum statutory funding requirements for the UK plans. A professional qualified independent actuary, appointed by the trustee board, undertakes a local funding valuation typically every three years. The most recent completed funding valuation for the principal defined benefit plan was undertaken as at December 31, 2020, and revealed a funding ratio of 103% and therefore no sponsor contributions (except for salary sacrifice contributions) were payable under the schedule of contributions.
▪Under the Pension Protection Act, US pension plans are subject to minimum required contribution levels based on the funding position.
No contributions are required based on the most recent funding valuation.
Associated risks to which retirement benefits are exposed
There are inherent risks associated with defined benefit pension and OPEB plans. These risks are related to various assumptions made on valuation of the liabilities and the cash funding requirement of the underlying plans. Volatility in capital markets or government policies, and the resulting consequences for investment performance, interest and inflation rates, as well as changes in assumptions for mortality, retirement age or pensionable remuneration at retirement, could result in significant changes to the funding level of future liabilities, and in case of a shortfall, there could be a requirement to make substantial cash contributions (depending on the applicable local regulations).
These inherent risks are managed by a pension forum, chaired by the Chief Financial Officer, which oversees Shell’s pension strategy, policy and operations. The forum is supported by a risk committee in reviewing the results of the assurance process with respect to the pension risk.
Investment strategies
Long-term investment strategies of plans are generally determined by the relevant pension plan trustees using a structured asset/liability modelling approach to define the asset mix that best meets the objectives of optimising returns within agreed risk levels while maintaining adequate funding levels.
Principal and actuarial assumptions
The principal assumptions applied in determining the present value of defined benefit obligations and their bases were as follows:
▪rates of increase in pensionable remuneration, pensions in payment and health-care costs: historical experience and management’s long-term expectation;
▪discount rates: prevailing long-term AA corporate bond yields, chosen to match the currency and duration of the relevant obligation; and
▪mortality rates: published standard mortality tables for the individual countries concerned adjusted for Shell experience where statistically significant.
The weighted averages for those assumptions and related sensitivity information at December 31, 2022 are presented below. Sensitivity information indicates by how much the defined benefit obligations would increase or decrease if a given assumption were to increase or decrease with no change in other assumptions. The sensitivity analyses may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation from one another. The weighted averages are at nominal terms and based on market expectations at December 31, 2022.
23. Retirement benefits continued

			$ million, except where indicated
			Effect of using alternative assumptions
	Assumptions used at nominal rates		Increase/(decrease) in defined benefit obligations
	Dec 31, 2022	Dec 31, 2021	Range of assumptions	Dec 31, 2022		Dec 31, 2021
Rate of increase in pensionable remuneration [A]	4.0%	3.4%	-1% to +1%	(833)	921	(1,519)	1,672
of which the Netherlands	3.3%	2.8%
of which UK	4.1%	3.6%
of which USA	4.6%	4.1%
Rate of increase in pensions in payment	2.1%	2.0%	-1% to +1%	(5,542)	6,657	(9,908)	12,171
of which the Netherlands	2.6%	2.2%
of which UK	3.0%	3.0%
of which USA	—%	—%
Discount rate for pension plans	4.5%	2.0%	-1% to +1%	10,522	(8,328)	18,954	(14,599)
of which the Netherlands	3.7%	1.2%
of which UK	4.8%	1.9%
of which USA	5.0%	2.9%
Inflation rate for defined benefit obligation [B]	2.2%	2.1%	-1% to +1%	(6,002)	7,271	(10,691)	13,325
of which the Netherlands	2.6%	2.2%
of which UK	3.1%	3.2%
Expected age at death for persons aged 60:
Men	87 years	87 years	-1 year to +1 year	(1,130)	1,103	(1,946)	1,937
of which the Netherlands	88 years	88 years
of which UK	87 years	88 years
of which USA	85 years	85 years
Women	89 years	89 years	-1 year to +1 year	(993)	1,077	(1,863)	1,972
of which the Netherlands	89 years	89 years
of which UK	90 years	90 years
of which USA	86 years	86 years
Rate of increase in health-care costs [C]	6.4%	6.2%	-1% to +1%	(298)	372	(513)	630
Discount rate for health-care plans [C]	5.7%	2.9%	-1% to +1%	401	(309)	678	(539)
[A]Based on active members.
[B]Excluding US funds in the weighted average inflation rate, because of the insignificant impact on the defined benefit obligation.
[C]Mainly related to post-retirement health-care benefits in the USA.